Investments in associates - Summarized aggregate financial information of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Earnings from associates – after interest and tax	$ 2,681	$ 2,856		$ 1,330
Investments in associates	20,334	17,673	[1]
Rosneft
Disclosure of associates [line items]
Earnings from associates – after interest and tax	2,295	2,283		922
Investments in associates	12,927	10,074
Other associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	386	573		408
Investments in associates	7,407	7,599
Associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	2,681	2,856		$ 1,330
Investments in associates	$ 20,334	$ 17,673

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.